Trade and Other Payables	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Trade and Other Payables

16.	TRADE AND OTHER PAYABLES

	As at	As at
	31/03/16	31/3/15
Trade and other payables comprise:	$	$

Trade payables	15,059	11,838
Accruals	39,309	-
Total trade payables	54,368	11,838

Trade payables are to be settled within the next financial year.